S000073837 [Member] Expense Example - iShares ESG Optimized MSCI USA Min Vol Factor ETF - iShares ESG Optimized MSCI USA Min Vol Factor ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230